Condensed Interim Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,446,033	$ 2,839,369	$ 347,896
Prepayments and receivables	464,906	796,846	166,073
Investment in securities	1,395,719	4,030,559	540,814
	3,306,658	7,666,774	1,054,783
Non-current assets
Deposits	0	0	24,977
Mineral properties	7,910,012	4,834,615	7,840,981
	7,910,012	4,834,615	7,865,958
Total assets	11,216,670	12,501,389	8,920,741
Current liabilities
Accounts payable and accrued liabilities	407,159	50,894	198,422
Warrant liability	0	1,832,191	857,250
	407,159	1,883,085	1,055,672
Non-current liabilities
Note payable to related parties	0	0	148,623
Total liabilities	407,159	1,883,085	1,204,295
Shareholders' equity
Share capital	31,059,350	25,172,222	22,204,510
Reserves	872,472	812,585	568,124
Cumulative translation adjustment	0	(430,033)	(308,667)
Deficit	(21,122,311)	(14,936,470)	(14,747,521)
Total shareholders' equity	10,809,511	10,618,304	7,716,446
Total liabilities and shareholders' equity	$ 11,216,670	$ 12,501,389	$ 8,920,741